MATERIAL ACCOUNTING POLICIES - Narrative (Details) - IFRS 17 - Increase (decrease) due to changes in accounting policy required by IFRSs - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets affected by redesignation at date of initial application of IFRS 17, carrying amount immediately before redesignation		$ 12
Trade Payables and Other
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets affected by redesignation at date of initial application of IFRS 17, carrying amount immediately before redesignation		$ 12
Financial assets affected by redesignation at date of initial application of IFRS 17, carrying amount after redesignation	$ 17